Note 17 - Income Taxes - Income (Loss) before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Income (loss) from continuing operations	$ 31,500	$ 27,770	$ 21,821
CANADA
Income (loss) from continuing operations	19,560	13,933	14,489
UNITED STATES
Income (loss) from continuing operations	2,670	4,773	6,300
Other Countries [Member]
Income (loss) from continuing operations	$ 9,270	$ 9,064	$ 1,032